SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employees and Directors [Member]
Number of options
Options outstanding at beginning of year	7,604,651
Options granted	1,842,900
Options exercised	161,536
Options forfeited	637,432
Options expired
Options outstanding at end of year	8,648,583	7,604,651
Exercisable at end of year	5,542,991
Weighted average exercise price
Options outstanding at beginning of year	$ 5.17
Options granted	2.98
Options exercised	1.25
Options forfeited	6.01
Options outstanding at end of year	4.72	$ 5.17
Exercisable at end of year	$ 4.86
Weighted average remaining contractual life
Options outstanding	6 years 11 days	6 years 3 months 8 days
Exercisable at end of year	4 years 3 months 29 days
Aggregate intrinsic value
Options outstanding at beginning of year	$ 6,535
Options outstanding at end of year	1,364	$ 6,535
Exercisable at end of year	$ 1,364
Non-employees [Member]
Number of options
Options outstanding at beginning of year	736,820
Options granted	170,000
Options exercised
Options forfeited	10,000
Options expired	103,820
Options outstanding at end of year	793,000	736,820
Exercisable at end of year	345,500
Weighted average exercise price
Options outstanding at beginning of year	$ 6.31
Options granted	3.31
Options exercised
Options forfeited	4.65
Options expired	5.46
Options outstanding at end of year	5.80	$ 6.31
Exercisable at end of year	$ 6.79
Weighted average remaining contractual life
Options outstanding	4 years 4 months 20 days	4 years 4 months 17 days
Exercisable at end of year	4 years 1 month 13 days